Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PRIMECAP Odyssey Stock Fund Series | PRIMECAP Odyssey Stock Fund Class
Prospectus [Line Items]
Annual Return [Percent]	25.59%	12.82%	21.23%	(10.86%)	25.11%	9.97%	27.14%	(7.14%)	25.96%	12.80%
PRIMECAP Odyssey Growth Fund Series | PRIMECAP Odyssey Growth Fund Class
Prospectus [Line Items]
Annual Return [Percent]	33.00%	13.01%	23.87%	(14.35%)	18.54%	16.77%	23.97%	(4.51%)	32.05%	8.42%
PRIMECAP Odyssey Aggressive Growth Fund Series | PRIMECAP Odyssey Aggressive Growth Fund Class
Prospectus [Line Items]
Annual Return [Percent]	28.73%	12.50%	25.03%	(24.03%)	9.38%	29.00%	23.50%	(6.93%)	33.59%	11.73%